Debentures, Bank Loans and Credit (Tables)	12 Months Ended
Dec. 31, 2018
Debentures, Bank Loans And Credit [Abstract]
Schedule of debentures, bank loans and credit

	December 31
	2017	2018
	NIS	NIS
Current liabilities
Current maturities of debentures	1,263	4,103
Current maturities of bank loans	692	621
	1,955	4,724
Non-current liabilities
Debentures	8,748	5,537
Bank loans	4,401	4,100
	13,149	9,637
	15,104	14,361

Schedule of terms and debt repayment

	December 31, 2017		December 31, 2018			Nominal
		Carrying		Carrying		interest
	Par value	amount	Par value	amount	Currency	rate
	NIS	NIS	NIS	NIS		%
Loans from banks and others:
Unlinked - Variable interest	675	675	500	500	NIS	P-0.33 to P+0.2
Unlinked - Fixed interest	4,398	4,418	4,208	4,221	NIS	2.40 to 6.85
	5,073	5,093	4,708	4,721
Debentures:
Linked to the Israeli CPI - fixed interest	4,695	4, 900	3,991	4,191	NIS	2.20 to 5.35
Unlinked - variable interest	734	732	587	586	NIS	Makam for one year + 1.4
Unlinked - fixed interest	4,347	4,379	4,811	4,863	NIS	3.65 to 6.65
	9,776	10,011	9,389	9,640
Total interest-bearing liabilities	14,849	15,104	14,097	14,361

Schedule of movement in liabilities arising from financing activities

	Debentures (including accrued interest)	Loans (including accrued interest)	Total
	NIS	NIS	NIS

Balance as at January 1, 2017	10,577	3,944	14,521
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	635	2,000	2,635
Repayment of debentures and loans	(1,107)	(835)	(1,942)
Interest paid	(425)	(158)	(583)
Net cash generated from (used in) finance activities	(897)	1,007	110
Financing expenses recognized in the statement of income	378	163	541
Balance as at December 31, 2017	10,058	5,114	15,172

Balance as at January 1, 2018	10,075	5,114	15,189
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	819	320	1,139
Repayment of debentures and loans	(1,205)	(686)	(1,891)
Interest paid	(374)	(198)	(572)
Net cash generated from (used in) finance activities	(760)	(564)	(1,324)
Financing expenses recognized in the statement of income	366	188	554
Balance as at December 31, 2018	9,681	4,738	14,419